UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY
                         -------------------------------

Investment Company Act file number  811-3043

                        Scudder U.S. Treasury Money Fund
                        --------------------------------
               (Exact name of registrant as specified in charter)


                             Two International Place
                                Boston, MA 02110
                                ----------------
               (Address of principal executive offices) (Zip code)


                               Salvatore Schiavone
                             Two International Place
                           Boston, Massachusetts 02110
                           ---------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 295-2663
                                                     --------------

Date of fiscal year end:  05/31
                          -----

Date of reporting period:  8/31/04
                           -------

Form N-Q is to be used by registered management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  SCHEDULE OF INVESTMENTS

Scudder US Treasury Money Fund
Investment Portfolio as of August 31, 2004 (Unaudited)

----------------------------------------------------------------------------------------------------------------------------------

                                                                                                      Principal
                                                                                                      Amount ($)     Value ($)
                                                                                                      ----------------------------
US Treasury Obligations 34.5%
US Treasury Bills:
1.33%*, 9/2/2004                                                                                        30,000,000     29,998,892
1.68%*, 2/10/2005                                                                                       10,000,000      9,924,850
1.71%*, 1/20/2005                                                                                        6,500,000      6,456,721
US Treasury Notes:
2.0%, 11/30/2004                                                                                        10,000,000     10,020,719
5.875%, 11/15/2004                                                                                      19,000,000     19,184,744
                                                                                                                      -----------
Total US Treasury Obligations (Cost $75,585,926)                                                                       75,585,926

Repurchase Agreements 65.5%
Bank of America, 1.46%, dated 8/17/2004,
to be repurchased at $30,037,717 on 9/17/2004 (a)                                                       30,000,000     30,000,000
BNP Paribas, 1.55%, dated 8/31/2004,
to be repurchased at $10,000,431 on 9/1/2004 (b)                                                        10,000,000     10,000,000
Credit Suisse First Boston Corp., 1.56%, dated 8/31/2004,
to be repurchased at $40,001,733 on 9/1/2004 (c)                                                        40,000,000     40,000,000
Greenwich Capital Markets, 1.53%, dated 8/31/2004,
to be repuchased at $10,000,425 on 9/1/2004 (d)                                                         10,000,000     10,000,000
JPMorgan Chase, Inc., 1.54%, dated 8/31/2004,
to be repurchased at $10,000,427 on 9/1/2004 (e)                                                        10,000,000     10,000,000
Morgan Stanley, 1.46%, dated 8/17/2004,
to be repurchased at $30,037,717 on 9/17/2004 (f)                                                       30,000,000     30,000,000
Morgan Stanley, 1.55%, dated 8/31/2004,
to be repurchased at $5,000,215 on 9/1/2004 (f)                                                          5,000,000      5,000,000
State Street Bank and Trust Co., 1.47%, dated 8/31/2004,
to be repurchased at $8,553,349 on 9/1/2004 (g)                                                          8,553,000      8,553,000
                                                                                                                      -----------
Total Repurchase Agreements (Cost $143,553,000)                                                                       143,553,000

                                                                                                                      -----------
Total Investment Portfolio  (Cost $219,138,926)                                                                       219,138,926
                                                                                                                      ===========

* Annualized yield at time of purchase; not coupon rate.

(a) Collateralized by $30,266,000, US Treasury Note, 2.75%, maturity on 6/30/2006 with a value of $30,600,232.

(b) Collateralized by $10,206,000, US Treasury Note, 2.75%, maturity on 8/15/2007 with a value of $10,200,702.

(c ) Collateralized by $41,085,000, US Treasury Note, 2.625%, maturity on 5/15/2008 with a value of $40,801,258.

(d) Collateralized by $10,305,000, US Treasury Note, 3.0%, maturity on 2/15/2009 with a value of $10,203,747.

(e) Collateralized by $24,085,000, Federal National Mortgage Association, Zero Coupon, maturity on 11/15/2016 with a value of $10,201,925.

(f) Collateralized by $27,487,000, US Treasury Bond, 7.5%, maturity on 11/15/2016 with a value of $35,701,514.

(g) Collateralized by $8,380,000, US Treasury Bond, 5.25%, maturity on 11/15/2028 with a value of $8,726,471.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:                         Scudder U.S. Treasury Money Fund


By:                                 /s/Julian Sluyters
                                    ------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               October 26, 2004


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:                         Scudder U.S. Treasury Money Fund


By:                                 /s/Julian Sluyters
                                    ------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               October 26, 2004



By:                                 /s/Paul Schubert
                                    ------------------------
                                    Paul Schubert
                                    Chief Financial Officer

Date:                               October 26, 2004